INCOME TAXES, Significant Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [Abstract]
Current tax provision	$ 221	$ 34
Deferred tax provision	1,373	843
Provision for income taxes	$ 1,594	$ 877